Deferred tax - Calculated tax losses carried forward (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits
Calculated tax losses carried forward that have not been recognised	R 110,952	R 120,332
One to five years
Disclosure of temporary difference, unused tax losses and unused tax credits
Calculated tax losses carried forward that have not been recognised	531	575
More than five years
Disclosure of temporary difference, unused tax losses and unused tax credits
Calculated tax losses carried forward that have not been recognised	7,558	8,066
Indefinite Life
Disclosure of temporary difference, unused tax losses and unused tax credits
Calculated tax losses carried forward that have not been recognised	R 102,863	R 111,691